7. RESTATEMENT OF FINANCIAL STATEMENTS: Schedule of Restatement of Financial Statements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Additional paid-in capital	$ 15,880,279		$ 15,004,900	$ 14,177,986
Consulting fees	934,104
Stock based compensation	875,379	$ 0	$ 553,091	$ 10,500,000
Previously Reported
Additional paid-in capital	15,004,900
Consulting fees	58,725
Stock based compensation	0
Revision of Prior Period, Adjustment
Additional paid-in capital	875,379
Consulting fees	875,379
Stock based compensation	$ 875,379